Loans, Impaired Loans, and Allowance For Credit Losses - Summary of Gross Carrying Amounts of Loans and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings (Detail) - CAD ($)
$ in Millions
	Jan. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 714,154	$ 704,673
Allowance for loan losses	4,683	4,447
Loans, net of allowance	709,471	700,226
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	238,560	235,640
Allowance for loan losses	114	110
Loans, net of allowance	238,446	235,530
Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	184,156	181,825
Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	44,675	44,236
Residential mortgages [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,308	6,250
Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,804	2,784
Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	617	545
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	180,503	180,334
Allowance for loan losses	1,290	1,249
Loans, net of allowance	179,213	179,085
Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	93,885	93,554
Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	47,368	47,851
Consumer instalment and other personal [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	28,365	28,455
Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,393	10,024
Consumer instalment and other personal [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	492	450
Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	37,169	36,564
Allowance for loan losses	1,675	1,575
Loans, net of allowance	35,494	34,989
Credit card [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,586	7,236
Credit card [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,069	10,889
Credit card [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,500	11,493
Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	6,881	6,823
Credit card [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	133	123
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	257,922	252,135
Allowance for loan losses	1,604	1,513
Loans, net of allowance	256,318	250,622
Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	912	730
Business and government [member] | Investment grade or low/normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	123,151	121,093
Business and government [member] | Non investment grade or medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	127,995	124,554
Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,864	5,758
Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	574,674	562,344
Allowance for off-balance sheet credit instruments	613	585
Total off-balancesheet creditinstruments, net of allowance	574,061	561,759
Off-balance sheet credit risks [member] | Low risk [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	232,844	228,489
Off-balance sheet credit risks [member] | Normal risk [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	69,583	67,815
Off-balance sheet credit risks [member] | Medium risk [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	14,014	13,481
Off-balance sheet credit risks [member] | High risk [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2,734	2,723
Off-balance sheet credit risks [member] | Default [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	297	108
Off-balance sheet credit risks [member] | Investment grade [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	182,138	179,650
Off-balance sheet credit risks [member] | Non investment grade [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	70,784	67,950
Off-balance sheet credit risks [member] | Watch and classified [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2,280	2,128
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	690,716	681,701
Allowance for loan losses	2,149	2,122
Loans, net of allowance	688,567	679,579
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	235,361	232,517
Allowance for loan losses	30	28
Loans, net of allowance	235,331	232,489
Stage 1 [member] | Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	184,100	181,748
Stage 1 [member] | Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	44,383	43,988
Stage 1 [member] | Residential mortgages [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,847	5,817
Stage 1 [member] | Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,031	964
Stage 1 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	174,034	174,026
Allowance for loan losses	698	690
Loans, net of allowance	173,336	173,336
Stage 1 [member] | Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	92,920	92,601
Stage 1 [member] | Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	46,441	46,878
Stage 1 [member] | Consumer instalment and other personal [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	27,461	27,576
Stage 1 [member] | Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,212	6,971
Stage 1 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	34,538	34,011
Allowance for loan losses	743	732
Loans, net of allowance	33,795	33,279
Stage 1 [member] | Credit card [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,549	7,188
Stage 1 [member] | Credit card [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,984	10,807
Stage 1 [member] | Credit card [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,220	11,218
Stage 1 [member] | Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,785	4,798
Stage 1 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	246,783	241,147
Allowance for loan losses	678	672
Loans, net of allowance	246,105	240,475
Stage 1 [member] | Business and government [member] | Investment grade or low/normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	122,964	120,940
Stage 1 [member] | Business and government [member] | Non investment grade or medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	122,818	119,256
Stage 1 [member] | Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,001	951
Stage 1 [member] | Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	565,700	554,280
Allowance for off-balance sheet credit instruments	317	293
Total off-balancesheet creditinstruments, net of allowance	565,383	553,987
Stage 1 [member] | Off-balance sheet credit risks [member] | Low risk [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	232,110	227,757
Stage 1 [member] | Off-balance sheet credit risks [member] | Normal risk [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	69,002	67,245
Stage 1 [member] | Off-balance sheet credit risks [member] | Medium risk [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	13,713	13,204
Stage 1 [member] | Off-balance sheet credit risks [member] | High risk [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,855	1,869
Stage 1 [member] | Off-balance sheet credit risks [member] | Investment grade [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	182,138	179,650
Stage 1 [member] | Off-balance sheet credit risks [member] | Non investment grade [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	66,868	64,553
Stage 1 [member] | Off-balance sheet credit risks [member] | Watch and classified [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	14	2
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	19,941	19,627
Allowance for loan losses	1,653	1,579
Loans, net of allowance	18,288	18,048
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,303	2,212
Allowance for loan losses	28	26
Loans, net of allowance	2,275	2,186
Stage 2 [member] | Residential mortgages [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	56	77
Stage 2 [member] | Residential mortgages [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	292	248
Stage 2 [member] | Residential mortgages [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	461	433
Stage 2 [member] | Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,494	1,454
Stage 2 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,406	5,240
Allowance for loan losses	407	384
Loans, net of allowance	4,999	4,856
Stage 2 [member] | Consumer instalment and other personal [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	965	953
Stage 2 [member] | Consumer instalment and other personal [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	927	973
Stage 2 [member] | Consumer instalment and other personal [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	904	879
Stage 2 [member] | Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,610	2,435
Stage 2 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,115	2,075
Allowance for loan losses	565	521
Loans, net of allowance	1,550	1,554
Stage 2 [member] | Credit card [member] | Low risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	37	48
Stage 2 [member] | Credit card [member] | Normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	85	82
Stage 2 [member] | Credit card [member] | Medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	280	275
Stage 2 [member] | Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,713	1,670
Stage 2 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,117	10,100
Allowance for loan losses	653	648
Loans, net of allowance	9,464	9,452
Stage 2 [member] | Business and government [member] | Investment grade or low/normal risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	187	153
Stage 2 [member] | Business and government [member] | Non investment grade or medium risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,177	5,298
Stage 2 [member] | Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,753	4,649
Stage 2 [member] | Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	8,677	7,956
Allowance for off-balance sheet credit instruments	278	277
Total off-balancesheet creditinstruments, net of allowance	8,399	7,679
Stage 2 [member] | Off-balance sheet credit risks [member] | Low risk [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	734	732
Stage 2 [member] | Off-balance sheet credit risks [member] | Normal risk [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	581	570
Stage 2 [member] | Off-balance sheet credit risks [member] | Medium risk [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	301	277
Stage 2 [member] | Off-balance sheet credit risks [member] | High risk [member] | Retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	879	854
Stage 2 [member] | Off-balance sheet credit risks [member] | Non investment grade [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	3,916	3,397
Stage 2 [member] | Off-balance sheet credit risks [member] | Watch and classified [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2,266	2,126
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,497	3,345
Allowance for loan losses	881	746
Loans, net of allowance	2,616	2,599
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	896	911
Allowance for loan losses	56	56
Loans, net of allowance	840	855
Stage 3 [member] | Residential mortgages [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	279	366
Stage 3 [member] | Residential mortgages [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	617	545
Stage 3 [member] | Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,063	1,068
Allowance for loan losses	185	175
Loans, net of allowance	878	893
Stage 3 [member] | Consumer instalment and other personal [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	571	618
Stage 3 [member] | Consumer instalment and other personal [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	492	450
Stage 3 [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	516	478
Allowance for loan losses	367	322
Loans, net of allowance	149	156
Stage 3 [member] | Credit card [member] | High risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	383	355
Stage 3 [member] | Credit card [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	133	123
Stage 3 [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,022	888
Allowance for loan losses	273	193
Loans, net of allowance	749	695
Stage 3 [member] | Business and government [member] | Default [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	912	730
Stage 3 [member] | Business and government [member] | Watch and classified or high risk [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	110	158
Stage 3 [member] | Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	297	108
Allowance for off-balance sheet credit instruments	18	15
Total off-balancesheet creditinstruments, net of allowance	279	93
Stage 3 [member] | Off-balance sheet credit risks [member] | Default [member] | Non retail exposures [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	$ 297	$ 108